Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Direct Dial - (215) 564-8048	1933 Act Rule 485(a)(1) 1933 Act File No. 33-33980 1940 Act File No. 811-6067

December 23, 2015

FILED VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Dimensional Investment Group Inc.
File Nos. 33-33980 and 811-6067

Ladies and Gentlemen:

Pursuant to Rule 485(a) (1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 74/75 (the “Amendment”) to the Registration Statement of Dimensional Investment Group Inc. (the “Registrant”). The Amendment is being submitted to reflect certain changes to disclosure as a result of actions taken at shareholder meetings that occurred earlier in the year.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission’s staff on the Amendment; and (ii) updating financial and other timely information contained in the prospectuses and statements of additional information relating to the Portfolios.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Brian Crowell, Esquire at (215) 564-8082.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell

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